Post-employment benefits (Tables)	3 Months Ended
Jan. 31, 2020
Text block [abstract]
Summary of Defined Benefit Plan Expense
The following tables provide details on the post-employment benefit expense recognized in the interim consolidated statement of income and on the remeasurements recognized in the interim consolidated statement of comprehensive income:
Defined benefit plan expense
$ millions, for the three months ended	2020 Jan. 31	2019 Oct. 31	2019 Jan. 31	2020 Jan. 31	2019 Oct. 31	2019 Jan. 31
		Pension plans		Other post-employment plans
Current service cost	$68	$55	$55	$3	$3	$3
Past service cost (1)	(32)	–	–	(1)	–	–
Net interest (income) expense	(3)	(5)	(4)	5	6	6
Special termination benefits (1)	9	–	–	–	–	–
Plan administration costs	2	1	1	–	–	–
Net defined benefit plan expense recognized in net income	$44	$51	$52	$7	$9	$9

(1)	Amounts have been included in the restructuring charge recognized in the first quarter of 2020. See Note 11 for additional details.

Summary of Defined Contributions Plan Expense
Defined contribution plan expense

$ millions, for the three months ended	2020 Jan. 31	2019 Oct. 31	2019 Jan. 31
Defined contribution pension plans	$9	$7	$8
Government pension plans (1)	35	29	27
Total defined contribution plan expense	$44	$36	$35
(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.

Summary of Defined Benefit Plan Expense
Remeasurement of employee defined benefit plans
(1)

$ millions, for the three months ended	2020 Jan. 31	2019 Oct. 31	2019 Jan. 31	2020 Jan. 31	2019 Oct. 31	2019 Jan. 31
		Pension plans		Other post-employment plans
Net actuarial gains (losses) on defined benefit obligation	$(428)	$(93)	$(371)	$(29)	$(4)	$(26)
Net actuarial gains (losses) on plan assets	315	112	220	–	–	–
Changes in asset ceiling excluding interest income	1	(5)	–	–	–	–
Net remeasurement gains (losses) recognized in OCI	$(112)	$14	$(151)	$(29)	$(4)	$(26)
(1)
The Canadian post-employment defined benefit plans are remeasured on a quarterly basis for changes in the discount rate and for actual asset returns. All other Canadian plans’ actuarial assumptions and foreign plans’ actuarial assumptions are updated at least annually.